Share Capital (Detail Textuals)	12 Months Ended
	Dec. 31, 2021 ILS (₪) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 shares	Apr. 12, 2021 shares
Equity [Line Items]
Ordinary shares authorized	990,000,000	990,000,000	990,000,000
Preferred shares authorized	10,000,000	10,000,000	10,000,000
Proceed from investors through registration statement filed with sec	₪ 857,945	$ 268,018
Convertible Preferred Stock, Shares Issued upon Conversion			100
Menachem Shalom [Member]
Equity [Line Items]
Ordinary shares authorized				1,999,700
Preferred shares authorized				10,000,000
Aggregate purchase price of preferred shares				119,997